Pay vs Performance Disclosure pure in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance Information

The following table provides information required by Item 402(v) of Regulation S-K. For information regarding our pay-for-performance philosophy and how we align executive compensation with our performance, refer to “Executive Compensation — Compensation Discussion and Analysis.”

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					Value of Initial Fixed $100 Investment Based On:(4)
Year	Summary Compensation Table Total for PEO(1) ($)	Compensation Actually Paid to PEO(3) ($)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers(2) ($)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(3) ($)	Total Shareholder Return(4) ($)	Peer Group Total Shareholder Return(5) ($)	Net Income / (Loss) ($ millions)	Average STI Adjusted Net Cruise Cost per Month(6) ($ millions)
2022	21,209,333	8,676,811	5,650,356	2,735,578	20.96	87.82	(2,269.9)	225.6
2021	19,668,768	14,185,949	3,606,788	3,038,679	35.51	111.22	(4,506.6)	114.4
2020	36,381,255	21,437,334	6,321,545	5,205,582	43.54	100.52	(4,012.5)	110.9

(1)
Frank J. Del Rio was our President and Chief Executive Officer for each year presented in the table.

(2)
Our other named executive officers consisted of the following individuals for the relevant year: for 2022, Mark Kempa, Harry Sommer, Jason Montague and Howard Sherman; for 2021 and 2020, Mark Kempa, Harry Sommer, T. Robin Lindsay and Jason Montague.

(3)
Compensation “actually paid” is calculated in accordance with Item 402(v) of Regulation S-K. The tables below set forth each adjustment made during each year presented in the table to calculate the compensation “actually paid” to our NEOs during each year in the table:

Adjustments to determine Compensation “Actually Paid” for President and Chief Executive Officer	2022 ($)	2021 ($)	2020 ($)
Equity Awards
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table	(10,999,980)	(14,063,639)	(17,952,220)
Deduction for amounts reported under the “Option Awards” column in the Summary Compensation Table	—	—	—
Increase for fair value of awards granted during year that remain outstanding as of covered year end	7,285,701	8,166,156	10,139,017
Increase for fair value of awards granted during year that vested during covered year	—	—	—
Increase/deduction for change in fair value from prior year-end to covered year-end of awards granted prior to covered year that were outstanding and unvested as of year-end	(8,445,341)	(493,102)	(6,582,105)
Increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to covered year that vested during covered year	(372,902)	907,766	(4,328,622)
Deduction of fair value of awards granted prior to covered year that were forfeited during covered year	—	—	—
Increase based upon incremental fair value of awards modified during year	—	—	3,780,009
Total Adjustments	(12,532,522)	(5,482,819)	(14,943,921)
Adjustments to determine Compensation “Actually Paid” for Other NEOs	2022 ($)	2021 ($)	2020 ($)
Equity Awards
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table	(1,895,383)	(2,158,701)	(4,367,966)
Deduction for amounts reported under the “Option Awards” column in the Summary Compensation Table	—	—	—
Increase for fair value of awards granted during year that remain outstanding as of covered year end	941,538	1,852,165	4,452,437
Increase for fair value of awards granted during year that vested during covered year	313,845	—	—
Increase/deduction for change in fair value from prior year-end to covered year-end of awards granted prior to covered year that were outstanding and unvested as of year-end	(894,404)	(468,561)	(1,167,304)
Increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to covered year that vested during covered year	(1,380,374)	206,988	(490,526)
Deduction of fair value of awards granted prior to covered year that were forfeited during covered year	—	—	—
Increase based upon incremental fair value of awards modified during year	—	—	457,396
Total Adjustments	(2,914,778)	(568,109)	(1,115,963)

(4)
Assumes $100 invested in our ordinary shares on December 31, 2019. Our Company has not paid dividends.

(5)
The peer group used consists of the companies used in our performance graph as required by Item 201(e) of Regulation S-K and reported in Part II, Item 5 of our Annual Report on Form 10-K for the fiscal year ended December, 31, 2022, namely, the Dow Jones United States Travel and Leisure Index. Assumes $100 invested on December 31, 2019.

(6)
Average STI Adjusted Net Cruise Cost is a non-GAAP financial metric calculated in the same manner as Adjusted Net Cruise Cost Excluding Fuel presented in our Annual and Quarterly Reports on Form 10-K/Q less the following: (i) costs related to advertising and promotions, (ii) incremental costs associated with COVID-19 protocols, (iii) commissions and displacement charges associated with cancelled voyages, (iv) spoilage and inventory write-offs for voyages that were cancelled after the date the metrics were adopted by our Compensation Committee, (v) costs associated with the resumption of voyages, (vi) expenses related to financing activities included in general and administrative expense, (vii) expenses related to retention incentives, (viii) unscheduled dry-dock expenses that were not in the plan presented to our Compensation Committee when the metrics were adopted, (ix) severance and termination expenses, (x) expense changes created by deviations from the planned resumption timeline for vessels or assumed Load Factor as in effect on the date the metrics were adopted and (xi) other one-time adjustments in our Compensation Committee’s discretion, presented as a monthly average for 12 months ended December 31, 2022.

Company Selected Measure Name	Average STI Adjusted Net Cruise Cost per Month
Named Executive Officers, Footnote [Text Block]
(1)
Frank J. Del Rio was our President and Chief Executive Officer for each year presented in the table.

(2)
Our other named executive officers consisted of the following individuals for the relevant year: for 2022, Mark Kempa, Harry Sommer, Jason Montague and Howard Sherman; for 2021 and 2020, Mark Kempa, Harry Sommer, T. Robin Lindsay and Jason Montague.

Peer Group Issuers, Footnote [Text Block]
(5)
The peer group used consists of the companies used in our performance graph as required by Item 201(e) of Regulation S-K and reported in Part II, Item 5 of our Annual Report on Form 10-K for the fiscal year ended December, 31, 2022, namely, the Dow Jones United States Travel and Leisure Index. Assumes $100 invested on December 31, 2019.

PEO Total Compensation Amount	$ 21,209,333	$ 19,668,768	$ 36,381,255
PEO Actually Paid Compensation Amount	$ 8,676,811	14,185,949	21,437,334
Adjustment To PEO Compensation, Footnote [Text Block]
(3)
Compensation “actually paid” is calculated in accordance with Item 402(v) of Regulation S-K. The tables below set forth each adjustment made during each year presented in the table to calculate the compensation “actually paid” to our NEOs during each year in the table:

Adjustments to determine Compensation “Actually Paid” for President and Chief Executive Officer	2022 ($)	2021 ($)	2020 ($)
Equity Awards
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table	(10,999,980)	(14,063,639)	(17,952,220)
Deduction for amounts reported under the “Option Awards” column in the Summary Compensation Table	—	—	—
Increase for fair value of awards granted during year that remain outstanding as of covered year end	7,285,701	8,166,156	10,139,017
Increase for fair value of awards granted during year that vested during covered year	—	—	—
Increase/deduction for change in fair value from prior year-end to covered year-end of awards granted prior to covered year that were outstanding and unvested as of year-end	(8,445,341)	(493,102)	(6,582,105)
Increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to covered year that vested during covered year	(372,902)	907,766	(4,328,622)
Deduction of fair value of awards granted prior to covered year that were forfeited during covered year	—	—	—
Increase based upon incremental fair value of awards modified during year	—	—	3,780,009
Total Adjustments	(12,532,522)	(5,482,819)	(14,943,921)

Non-PEO NEO Average Total Compensation Amount	$ 5,650,356	3,606,788	6,321,545
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,735,578	3,038,679	5,205,582
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(3)
Compensation “actually paid” is calculated in accordance with Item 402(v) of Regulation S-K. The tables below set forth each adjustment made during each year presented in the table to calculate the compensation “actually paid” to our NEOs during each year in the table:
Adjustments to determine Compensation “Actually Paid” for Other NEOs	2022 ($)	2021 ($)	2020 ($)
Equity Awards
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table	(1,895,383)	(2,158,701)	(4,367,966)
Deduction for amounts reported under the “Option Awards” column in the Summary Compensation Table	—	—	—
Increase for fair value of awards granted during year that remain outstanding as of covered year end	941,538	1,852,165	4,452,437
Increase for fair value of awards granted during year that vested during covered year	313,845	—	—
Increase/deduction for change in fair value from prior year-end to covered year-end of awards granted prior to covered year that were outstanding and unvested as of year-end	(894,404)	(468,561)	(1,167,304)
Increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to covered year that vested during covered year	(1,380,374)	206,988	(490,526)
Deduction of fair value of awards granted prior to covered year that were forfeited during covered year	—	—	—
Increase based upon incremental fair value of awards modified during year	—	—	457,396
Total Adjustments	(2,914,778)	(568,109)	(1,115,963)

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	Compensation Actually Paid vs. Company TSR
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid and Net Income
As discussed above, the compensation actually paid to our President and Chief Executive Officer and other NEOs declined over the last three fiscal years. Due to the impacts of the pandemic, our recovery timeline and costs to restart our operations, our net loss increased in 2021 and decreased in 2022, with a total decline from 2020 to 2022 of ~43%. The decline in compensation actually paid does not correlate to our improvement in net loss.
Compensation Actually Paid vs. Net Income (Loss)

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Compensation Actually Paid and Average STI Adjusted Net Cruise Cost per Month
During our suspension of operations and post-recovery period, our Compensation Committee sought to focus our management team on conserving cash in an uncertain environment where our Company’s cruise operations only fully resumed in 2022. While our Compensation Committee used a number of financial and non-financial performance measures to motivate our management team through our compensation programs, our Company determined that STI Adjusted Net Cruise Cost per Month, as defined in “Terms Used in this Proxy Statement,” was the financial performance measure that, in our Company’s assessment, represented our most important performance measure used by the Compensation Committee to link compensation actually paid to our Company’s NEOs for the most recently completed fiscal year to our performance. During 2022, 100% out of a possible 200% of our annual incentive bonuses could be earned based on our STI Adjusted Net Cruise Cost per Month. Our STI Adjusted Net Cruise Cost per Month from 2020 through 2022 increased, as anticipated, due to the complete resumption of our cruise operations in 2022, which resulted in increased costs to operate our entire fleet. During 2020 and 2021, our STI Adjusted Net Cruise Cost per Month consisted of costs to maintain our fleet with reduced manning during large portions of those years when our cruise operations were suspended.
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Compensation Actually Paid vs. Average STI
Adjusted Net Cruise Cost per Month

Total Shareholder Return Vs Peer Group [Text Block]	Company TSR vs. Peer Group TSR
Tabular List [Table Text Block]
Tabular List of Most Important Financial Performance Measures
The following provides a list of the financial performance measures that we believe are the most important financial performance measures used to link NEO compensation to our performance. For more information, see “Executive Compensation — Compensation Discussion and Analysis.” Although we do not in practice use any performance measures to link compensation “actually paid” (as calculated herein) to our performance, we are providing this list in accordance with Item 402(v) of Regulation S-K to provide information on performance measures used by our Compensation Committee to determine NEO compensation, as more fully described in “Executive Compensation — Compensation Discussion and Analysis.”
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2022 Financial Performance Metrics
Average STI Adjusted Net Cruise Cost per Month
STI Adjusted Gross Margin
Load Factor
ESG Metric: Based on TESS Committee’s determination that we made sufficient progress on setting greenhouse gas emissions reduction targets during 2022
Vessel Service Readiness Target

Total Shareholder Return Amount	$ 20.96	35.51	43.54
Peer Group Total Shareholder Return Amount	87.82	111.22	100.52
Net Income (Loss)	$ (2,269,900,000)	$ (4,506,600,000)	$ (4,012,500,000)
Company Selected Measure Amount	225.6	114.4	110.9
PEO Name	Frank J. Del Rio
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Average STI Adjusted Net Cruise Cost per Month
Non-GAAP Measure Description [Text Block]
(6)
Average STI Adjusted Net Cruise Cost is a non-GAAP financial metric calculated in the same manner as Adjusted Net Cruise Cost Excluding Fuel presented in our Annual and Quarterly Reports on Form 10-K/Q less the following: (i) costs related to advertising and promotions, (ii) incremental costs associated with COVID-19 protocols, (iii) commissions and displacement charges associated with cancelled voyages, (iv) spoilage and inventory write-offs for voyages that were cancelled after the date the metrics were adopted by our Compensation Committee, (v) costs associated with the resumption of voyages, (vi) expenses related to financing activities included in general and administrative expense, (vii) expenses related to retention incentives, (viii) unscheduled dry-dock expenses that were not in the plan presented to our Compensation Committee when the metrics were adopted, (ix) severance and termination expenses, (x) expense changes created by deviations from the planned resumption timeline for vessels or assumed Load Factor as in effect on the date the metrics were adopted and (xi) other one-time adjustments in our Compensation Committee’s discretion, presented as a monthly average for 12 months ended December 31, 2022.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	STI Adjusted Gross Margin
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Load Factor
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	ESG Metric: Based on TESS Committee’s determination that we made sufficient progress on setting greenhouse gas emissions reduction targets during 2022
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Vessel Service Readiness Target
PEO [Member] | Amounts Reported Under The “Stock Awards” Column In The Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (10,999,980)	$ (14,063,639)	$ (17,952,220)
PEO [Member] | Fair Value Of Awards Granted During Year That Remain Outstanding As Of Covered Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	7,285,701	8,166,156	10,139,017
PEO [Member] | Change In Fair Value From Prior Year-End To Covered Year-End Of Awards Granted Prior To Covered Year That Were Outstanding And Unvested As Of Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(8,445,341)	(493,102)	(6,582,105)
PEO [Member] | Change In Fair Value From Prior Year-End To Vesting Date Of Awards Granted Prior To Covered Year That Vested During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(372,902)	907,766	(4,328,622)
PEO [Member] | Incremental Fair Value Of Awards Modified During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			3,780,009
PEO [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(12,532,522)	(5,482,819)	(14,943,921)
Non-PEO NEO [Member] | Amounts Reported Under The “Stock Awards” Column In The Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,895,383)	(2,158,701)	(4,367,966)
Non-PEO NEO [Member] | Fair Value Of Awards Granted During Year That Remain Outstanding As Of Covered Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	941,538	1,852,165	4,452,437
Non-PEO NEO [Member] | Change In Fair Value From Prior Year-End To Covered Year-End Of Awards Granted Prior To Covered Year That Were Outstanding And Unvested As Of Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(894,404)	(468,561)	(1,167,304)
Non-PEO NEO [Member] | Change In Fair Value From Prior Year-End To Vesting Date Of Awards Granted Prior To Covered Year That Vested During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,380,374)	206,988	(490,526)
Non-PEO NEO [Member] | Incremental Fair Value Of Awards Modified During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			457,396
Non-PEO NEO [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,914,778)	$ (568,109)	$ (1,115,963)
Non-PEO NEO [Member] | Fair Value Of Awards Granted During Year That Vested During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 313,845